Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension Plans Tables [Abstract]
Schedule Of Net Funded Status Table Text Block
	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$608	$5,986	$549	$5,129
Service cost	8	19	7	16
Interest cost	33	564	32	510
Employee contributions	-	5	-	5
Plan amendments	-	-	11	-
Plan curtailments	-	5	-	-
Plan settlements	-	-	-	(2)
Benefits paid	(30)	(465)	(30)	(409)
Business combinations	365	-	-	14
Actuarial loss	60	371	39	474
Effect of foreign currency exchange rate change	-	(696)	-	249
Benefit obligation as of December 31	$1,044	$5,789	$608	$5,986
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$413	$4,730	$368	$4,042
Actual return on plan assets	6	486	46	742
Employer contributions	37	175	29	156
Employee contributions	-	5	-	5
Plan settlements	-	-	-	(2)
Benefits paid	(30)	(465)	(30)	(409)
Business combinations	336	-	-	-
Effect of foreign currency exchange rate change	-	(531)	-	196
Fair value of plan assets as of December 31	$762	$4,400	$413	$4,730
RECONCILIATION OF FUNDED STATUS
Funded status as of December 31	$(282)	$(1,389)	$(195)	$(1,256)

Schedule Of Amounts Recognized In Balance Sheet Table Text Block
	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
AMOUNTS RECOGNIZED ON THE
CONSOLIDATED BALANCE SHEETS
Noncurrent assets	$-	$20	$-	$32
Accrued benefit liability - current	(1)	(4)	-	(4)
Accrued benefit liability - long-term	(281)	(1,405)	(195)	(1,284)
Net amount recognized at end of year	$(282)	$(1,389)	$(195)	$(1,256)

Schedule Of Accumulated And Projected Benefit Obligations Table Text Block
	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
Accumulated Benefit Obligation	$1,020	$5,724	$592	$5,927
Information for pension plans with an accumulated
benefit obligation in excess of plan assets:
Projected benefit obligation	$1,044	$5,478	$608	$5,697
Accumulated benefit obligation	1,020	5,423	592	5,651
Fair value of plan assets	762	4,072	413	4,410
Information for pension plans with a projected
benefit obligation in excess of plan assets:
Projected benefit obligation	$1,044	$5,492	$608	$5,704
Fair value of plan assets	762	4,084	413	4,415

Schedule Of Assumptions Used Table Text Block
	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign
Benefit Obligation:
Discount rates	4.67%	9.52%(2)	5.38%	9.82%(2)
Rates of compensation increase	3.94%(1)	5.98%	N/A(1)	5.99%
Periodic Benefit Cost:
Discount rate	5.38%	9.82%	5.92%	10.56%
Expected long-term rate of return on plan assets	7.49%	11.08%	8.00%	11.14%
Rate of compensation increase	3.94%(1)	5.98%	N/A(1)	5.99%

Impact Of One Percent Change In Assumptions Table
Increase of 1% in the discount rate	$(40)
Decrease of 1% in the discount rate	$42
Increase of 1% in the long-term rate of return on plan assets	$(51)
Decrease of 1% in the long-term rate of return on plan assets	$51

Schedule Of Net Benefit Costs Table Text Block
	December 31,
Components of Net Periodic Benefit Cost:	2011		2010		2009
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

	(in millions)
Service cost	$8	$19	$7	$16	$6	$12
Interest cost	33	564	32	510	32	458
Expected return on plan assets	(33)	(508)	(30)	(427)	(24)	(373)
Amortization of initial net asset	-	-	-	(1)	-	(2)
Amortization of prior service cost	4	-	3	-	4	-
Amortization of net loss	13	23	12	38	16	6
Loss on curtailment	-	5	-	-	-	-
Settlement gain recognized	-	-	-	1	-	-
Total pension cost	$25	$103	$24	$137	$34	$101

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
	December 31, 2011
	Accumulated Other Comprehensive Loss		Amounts expected to be reclassified to earnings in next fiscal year
	U.S.	Foreign	U.S.	Foreign

	(in millions)

Prior service cost	$-	$(2)	$-	$-
Unrecognized net actuarial loss	-	(1,112)	-	(40)
Total	$-	$(1,114)	$-	$(40)

Target / Actual Allocation Of Pension Plan Asset Table
			Percentage of Plan Assets as of December 31,
	Target Allocations		2011		2010
Asset Category	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

Equity securities	46%	15% - 30%	42.07%	23.48%	53.51%	22.43%
Debt securities	39%	59% - 85%	38.53%	72.55%	25.91%	73.64%
Real estate	0%	0% - 4%	0.00%	2.34%	0.00%	2.09%
Other	15%	0% - 6%	19.40%	1.63%	20.58%	1.84%
Total pension assets			100.00%	100.00%	100.00%	100.00%

Fair Value Of Plan Assets By Category / Level (US)
	December 31, 2011				December 31, 2010
U.S. Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$120	$-	$-	$120	$146	$-	$-	$146
Mutual funds	140	-	-	140	39	-	-	39
Debt securities:
Government debt securities	31	-	-	31	32	-	-	32
Corporate debt securities	114	-	-	114	62	-	-	62
Mutual funds(1)	135	-	-	135	2	-	-	2
Other debt securities	14	-	-	14	11	-	-	11
Other:
Cash and cash equivalents	43	-	-	43	69	-	-	69
Other investments	72	93	-	165	-	52	-	52
Total plan assets	$669	$93	$-	$762	$361	$52	$-	$413

Fair Value Of Plan Assets By Category / Level (Foreign)
	December 31, 2011				December 31, 2010
Foreign Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$26	$-	$-	$26	$30	$-	$-	$30
Mutual funds	427	-	-	427	510	-	-	510
Private equity(1)	-	-	580	580	-	-	521	521
Debt securities:
Certificates of deposit	-	5	-	5	-	4	-	4
Unsecured debentures	-	20	-	20	-	19	-	19
Government debt securities	6	221	-	227	-	233	-	233
Mutual funds(2)	125	2,805	-	2,930	108	3,107	-	3,215
Other debt securities	-	10	-	10	-	12	-	12
Real estate:
Real estate(1)	-	-	103	103	-	-	99	99
Other:
Cash and cash equivalents	-	-	-	-	-	4	-	4
Participant loans(3)	-	-	72	72	-	-	83	83
Total plan assets	$584	$3,061	$755	$4,400	$648	$3,379	$703	$4,730

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
	Year Ended December 31,
	2011	2010

	(in millions)

Balance at January 1	$703	$564
Actual return on plan assets:
Returns relating to assets still held at reporting date	167	104
Returns relating to assets sold during the period	28	-
Purchases, sales and settlements, net	(48)	3
Change due to exchange rate changes	(95)	32
Balance at December 31	$755	$703

Scheduled Cash Flows For Employer Contributions And Expected Future Benefit Payments
	U.S.	Foreign
	(in millions)
Expected employer contribution in 2012	$49	$174
Expected benefit payments for fiscal year ending:
2012	55	421
2013	56	435
2014	58	451
2015	59	465
2016	61	483
2017 - 2021	325	2,657